Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 430,004	$ 175,469
Finished goods	240,467
Inventories, Gross	670,471	175,469
Less: Reserve	(56,833)
Inventories, Net	$ 613,638	$ 175,469